Accrued Expenses and other Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Expenses and other Liabilities
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2012	December 31, 2011
Due to consultant (Note 11)	$100,000	$100,000
Accrued consulting fees (Note 6)	-0-	694,742
Payroll and payroll taxes payable (A)	1,399,049	1,131,572
Other accrued liabilities	235,814	75,113
	$1,734,863	$2,001,427

(A)

As of December 31, 2012 and December 31, 2011, the Company has unpaid payroll taxes including penalties and interest of  $286,027 and $220,300, respectively, which have yet to be remitted to the taxing authorities and returns have yet to be filed.